Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

We incur significant costs in connection with acquiring, integrating and restructuring businesses and in connection with our global cost-reduction/productivity initiatives. For example:

•
In connection with acquisition activity, we typically incur costs associated with executing the transactions, integrating the acquired operations (which may include expenditures for consulting and the integration of systems and processes), and restructuring the combined company (which may include charges related to employees, assets and activities that will not continue in the combined company); and

•
In connection with our cost-reduction/productivity initiatives, we typically incur costs and charges associated with site closings and other facility rationalization actions, workforce reductions and the expansion of shared services, including the development of global systems.

All of our businesses and functions may be impacted by these actions, including sales and marketing, manufacturing and research and development, as well as groups such as information technology, shared services and corporate operations.

In connection with our acquisition of Hospira, we are focusing our efforts on achieving an appropriate cost structure for the combined company. For up to a three-year period post-acquisition, we expect to incur costs of approximately $1 billion (not including costs of $215 million in 2015 associated with the return of acquired in-process research and development rights as described in the Current-Period Key Activities section below) associated with the integration of Hospira.
In early 2014, we announced that we would be incurring costs in 2014-2016 related to new programs: our new global commercial structure reorganization and additional cost-reduction/productivity initiatives. We have the following initiatives underway associated with these programs:

•
Manufacturing plant network rationalization and optimization, where execution timelines are necessarily long. Our plant network strategy is expected to result in the exit of four sites over the next several years. In connection with these activities, during 2014-2016, we expect to incur costs of approximately $500 million associated with prior acquisition activity and costs of approximately $1 billion associated with new non-acquisition-related cost-reduction initiatives. Through December 31, 2015, we incurred approximately $354 million and $472 million, respectively, associated with these initiatives.

•
New global commercial structure reorganization, which primarily includes the streamlining of certain functions, the realignment of regional locations and colleagues to support the businesses, as well as implementing the necessary system changes to support future reporting requirements. In connection with this reorganization, during 2014-2016, we expect to incur costs of approximately $250 million. Through December 31, 2015, we incurred approximately $219 million associated with this reorganization.

•
Other new cost-reduction/productivity initiatives, primarily related to commercial property rationalization and consolidation. In connection with these cost-reduction activities, during 2014-2016, we expect to incur costs of approximately $850 million. Through December 31, 2015, we incurred approximately $493 million associated with these initiatives.

The costs expected to be incurred during 2014-2016, of approximately $2.6 billion in total for the above-mentioned programs (but not including expected costs associated with the Hospira integration), include restructuring charges, integration costs, implementation costs and additional depreciation––asset restructuring. Of this amount, we expect that about a quarter of the charges will be non-cash.
At the end of 2013, we had substantially completed many of the initiatives launched in prior periods.

Current-Period Key Activities

In 2015, we incurred approximately $1.4 billion in cost-reduction and acquisition-related costs (excluding transaction costs) in connection with the acquisition of Hospira and the aforementioned programs, primarily associated with our manufacturing and sales operations.

The following table provides the components of costs associated with acquisitions and cost-reduction/productivity initiatives:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2015	2014	2013
Restructuring charges(a):
Employee terminations	$489	$68	$805
Asset impairments	254	45	165
Exit costs	68	58	68
Total restructuring charges	811	170	1,038
Transaction costs(b)	123	—	—
Integration costs(c)	219	80	144
Restructuring charges and certain acquisition-related costs	1,152	250	1,182
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Cost of sales	117	228	178
Selling, informational and administrative expenses	—	1	19
Research and development expenses	5	31	94
Total additional depreciation––asset restructuring	122	261	291
Implementation costs recorded in our consolidated statements of income as follows(e):
Cost of sales	102	78	53
Selling, informational and administrative expenses	82	140	145
Research and development expenses	14	52	33
Other (income)/deductions––net	5	1	—
Total implementation costs	203	270	231
Total costs associated with acquisitions and cost-reduction/productivity initiatives	$1,478	$781	$1,704

(a)
In 2015, Employee terminations represent the expected reduction of the workforce by approximately 3,900 employees, mainly in sales, corporate and research. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.

The restructuring charges in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:

•
Global Innovative Pharmaceutical segment (GIP) ($39 million); the Global Vaccines, Oncology and Consumer Healthcare segment (VOC) ($45 million); the Global Established Pharmaceutical segment (GEP) ($402 million); Worldwide Research and Development and Medical (WRD/M) ($80 million); manufacturing operations ($80 million); and Corporate ($164 million).

The restructuring charges in 2014 are associated with the following:

•
GIP ($35 million); VOC ($28 million); GEP ($57 million); WRD/M ($37 million); manufacturing operations ($97 million); and Corporate ($65 million), as well as $149 million of income related to the partial reversal of prior-period restructuring charges not directly associated with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.

The restructuring charges in 2013 are associated with the following:

•	Total operating segments ($496 million); WRD/M ($13 million); manufacturing operations ($356 million); and Corporate ($173 million).
At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.
In September 2015, in order to eliminate certain redundancies in our biosimilar drug products pipeline created as a result of the acquisition of Hospira, we opted to return rights to Celltrion Inc. and Celltrion Healthcare, Co., Ltd. (collectively, Celltrion) that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015 we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs. The recorded amounts for the assets acquired from Hospira are provisional and are subject to change. See Note 2A.

(b)
Transaction costs represent external costs directly related to the acquisition of Hospira and our pending combination with Allergan and primarily include expenditures for banking, legal, accounting and other similar services.

(c)
Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.

(d)	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.

(e)	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.

The following table provides the components of and changes in our restructuring accruals:
(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, January 1, 2014	$1,685	$—	$94	$1,779
Provision	68	45	58	170
Utilization and other(a)	(639)	(45)	(100)	(783)
Balance, December 31, 2014(b)	1,114	—	52	1,166
Provision	489	254	68	811
Utilization and other(a)	(495)	(254)	(71)	(820)
Balance, December 31, 2015(c)	$1,109	$—	$48	$1,157

(a)	Includes adjustments for foreign currency translation.

(b)	Included in Other current liabilities ($735 million) and Other noncurrent liabilities ($431 million).

(c)	Included in Other current liabilities ($776 million) and Other noncurrent liabilities ($381 million).